Financial assets - Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and other current receivables [abstract]
Trade receivables	$ 67,947	$ 152,303
Trade notes receivable		725
Unmatured discounted notes and bills		719
Doubtful trade receivables	17,346	14,671
Tax receivables (1)	27,118	17,299
Employee receivables	392	456
Other receivables	16,006	37,904
Less – allowance for doubtful debts	(17,346)	(14,671)	$ (11,068)
Trade and other receivables	$ 111,463	$ 209,406